Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Schedule of Breakdown for Other Current Liabilities
The following table presents a breakdown for other current and non-current liabilities.

	At December 31,
(€ thousands)	2025	2024
Due to employees	53,980	52,177
VAT and other taxes	31,367	31,228
Accrued expenses	27,593	36,432
Social security institutions	12,197	14,202
Deferred income	7,957	8,107
Other current liabilities	11,614	16,526
Total other current liabilities	144,708	158,672